Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses

The components of research and development expenses are as follows:

	For the Year Ended December 31,
	2024	2023
Subcontractors and consultants	$1,160,440	$811,535
Salaries	377,463	250,852
Other	2,194	1,083
Total	$1,540,097	$1,063,470